Cover	Mar. 22, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 22, 2022
Entity File Number	001-40368
Entity Registrant Name	TradeUP Global Corporation
Entity Central Index Key	0001847075
Entity Tax Identification Number	98-1584130
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	437 Madison Avenue
Entity Address, Address Line Two	27th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	732
Local Phone Number	910-9692
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	TUGCU
Security Exchange Name	NASDAQ
Common Class A [Member]
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	TUGC
Security Exchange Name	NASDAQ
Warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Title of 12(b) Security	Warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	TUGCW
Security Exchange Name	NASDAQ